Related Party Transactions - Schedule of Related Party Transactions (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) vessel lease	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) vessel lease	Jun. 30, 2019 USD ($)	Dec. 31, 2019 vessel
Related Party Transaction [Line Items]
Voyage revenues	$ (148,205)	$ (153,060)	$ (288,092)	$ (302,804)
Vessel operating expenses	(28,407)	(27,457)	(54,511)	(53,558)
Time-charter hire expenses	(5,368)	(3,080)	(11,290)	(8,671)
General and administrative expenses	(7,883)	(5,667)	(14,050)	(12,299)
Equity income (loss)	32,155	1,738	32,528	7,316
Revenue from Related Parties		2,500		2,500
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	(9,200)	12,233	(18,177)	(20,794)
Vessel operating expenses	(1,337)	(2,452)	(2,733)	(5,267)
Time-charter hire expenses	(5,368)	(3,080)	(11,290)	(8,671)
General and administrative expenses	(3,787)	(4,170)	(7,585)	(8,324)
Equity income (loss)	(603)	(238)	(1,206)	(442)
Affiliated Entity [Member] | Yamal Lng Joint Venture [Member]
Related Party Transaction [Line Items]
Equity income (loss)	$ 600	200	$ 1,200	400
Asset under Construction [Member] | Affiliated Entity [Member] | Pan Union Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel					4
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number Of Vessels | lease	9		9
LNG Carriers [Member] | Affiliated Entity [Member] | Yamal Lng Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel	6		6
Teekay Marine Solutions (Bermuda) Ltd. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Vessel operating expenses		(1,000)		(2,000)
Bahrain LNG Joint Venture [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ (7,200)	(7,700)	$ (14,100)	(15,300)
Proceeds from Fees Received	$ 2,000	$ 2,000	$ 4,100	$ 3,000
Bahrain Spirit [Member]
Related Party Transaction [Line Items]
Lessor, Direct financing lease, Term of contract	21 years		21 years
Number Of Vessels	1		1